Disposal of Mayi and concurrent investment in Tujia (Details) ¥ in Thousands, shares in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 20, 2016 CNY (¥) shares	Jun. 20, 2016 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 20, 2016 USD ($)	Dec. 31, 2015 USD ($)
Amount of the assets and liabilities, including allocated goodwill, attributable to Mayi and Tujia dercognized						¥ 180,400	$ 11.9	$ 27.8
Gain on deconsolidation and disposal of businesses		$ 12.1			¥ 79,581	¥ 765,072
Ordinary shares [Member]
Number of Shares Purchased Shares For Cash	16.0	16.0
Tujia Ordinary Shares [Member]
Number of Shares Purchased Shares For Cash	3.9	3.9
Mayi And Tujia [Member]
Amount of the assets and liabilities, including allocated goodwill, attributable to Mayi and Tujia dercognized | ¥	¥ 78,300
Mayi And Tujia [Member] | Tujia Ordinary Shares [Member]
Number of Shares Purchased Shares For Cash	9.2	9.2
Tujia International [Member]
Fair Value of Future Service	¥ 79,100						$ 12.0
Cash Paid In Additional Investment	¥ 65,900	$ 10.0
Tujia International [Member] | Tujia Ordinary Shares [Member]
Number of Shares Purchased Shares For Cash	5.2	5.2
Series A Preference Shares [Member]
Number of Shares Purchased Shares For Cash	1.7	1.7
Series D Preferred Stock [Member] | Tujia Ordinary Shares [Member]
Number of Shares Purchased Shares For Cash	2.3	2.3